Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting

19. Segment Reporting

The Company has three reportable operating segments, Banzai Operating Co, Inc., Banzai Reel Acquisition Inc. (OpenReel), and Vidello Limited (Vidello). The Company’s segments deliver SaaS tools that leverage data, analytics, and AI to provide marketing and sales solutions, including video production and editing, for businesses of all sizes.

Our Chief Executive Officer, who serves as the Company’s chief operating decision maker (“CODM”), primarily uses segment revenue, gross profit, and adjusted EBITDA to allocate resources and assess performance. Segment revenue and gross profit are determined on the same basis as consolidated revenue and consolidated gross profit as shown in the Company’s consolidated statements of operations. Segment adjusted EBITDA is defined as revenue less the following expenses associated with each segment: cost of revenue, people, marketing and advertising, technology, and other segment expenses. Segment adjusted EBITDA excludes certain non-cash items or items that management does not consider reflective of ongoing core operations. Currently, the CODM does not review assets in evaluating the results of the operating segments, and therefore, such information is not presented.

The tables below present information about reported segments for the three and six months ending June 30, 2025:

Three months ended June 30, 2025
	Banzai Operating	OpenReel	Vidello	Total Consolidated
Revenue	$1,146,546	$1,386,938	$728,766	$3,262,250
Cost of revenue	368,473	77,694	108,348	554,515
Gross profit	778,073	1,309,244	620,418	2,707,735

Expenses
People	1,666,047	40	-	1,666,087
Marketing and advertising	454,754	18,377	103,059	576,190
Technology	254,213	551,381	27,377	832,971
Other segment expenses1	1,027,031	26,906	73,022	1,126,959
Total expenses	3,402,045	596,704	203,458	4,202,207
Adjusted EBITDA	(2,623,972)	712,540	416,960	(1,494,472)
Transaction, PubCo. Expenses and Stock-based compensation	2,891,939	18,657	—	2,910,596
EBITDA	$(5,515,911)	$693,883	$416,960	$(4,405,068)

Six months ended June 30, 2025
	Banzai Operating	OpenReel	Vidello	Total Consolidated
Revenue	$2,306,292	$2,828,481	$1,506,560	$6,641,333
Cost of revenue	745,071	152,502	262,941	1,160,514
Gross profit	1,561,221	2,675,979	1,243,619	5,480,819

Expenses
People	3,869,793	89,888	-	3,959,681
Marketing and advertising	1,249,850	57,494	278,351	1,585,695
Technology	530,621	1,070,261	51,573	1,652,455
Other segment expenses1	1,696,159	47,034	262,536	2,005,729
Total expenses	7,346,423	1,264,677	592,460	9,203,560
Adjusted EBITDA	(5,785,202)	1,411,302	651,159	(3,722,741)
Transaction, PubCo. Expenses and Stock-based compensation	5,021,849	320,482	—	5,342,331
EBITDA	$(10,807,051)	$1,090,820	$651,159	$(9,065,072)

[1]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo. expenses, insurance expenses, and expenses related to licenses.

The tables below present information about reported segments for the three and six months ending June 30, 2024:

Three months ended June 30, 2024
	Banzai Operating	OpenReel1	Vidello1	Total Consolidated
Revenue	$1,068,197	$—	$—	$1,068,197
Cost of revenue	330,008	—	—	330,008
Gross profit	738,189	—	—	738,189

Expenses
People	1,323,758	—	—	1,323,758
Marketing and advertising	561,008	—	—	561,008
Technology	221,638	—	—	221,638
Other segment expenses2	114,003	—	—	114,003
Total expenses	2,220,407	—	—	2,220,407
Adjusted EBITDA	(1,482,218)	—	—	(1,482,218)
Transaction, PubCo. Expenses and Stock-based compensation	1,888,827	—	—	1,888,827
EBITDA	$(3,371,045)	$—	$—	$(3,371,045)

Six months ended June 30, 2024
	Banzai Operating	OpenReel1	Vidello1	Total Consolidated
Revenue	$2,147,669	$—	$—	$2,147,669
Cost of revenue	711,388	—	—	711,388
Gross profit	1,436,281	—	—	1,436,281

Expenses
People	2,576,425	—	—	2,576,425
Marketing and advertising	929,746	—	—	929,746
Technology	430,425	—	—	430,425
Other segment expenses2	991,631	—	—	991,631
Total expenses	4,928,227	—	—	4,928,227
Adjusted EBITDA	(3,491,946)	—	—	(3,491,946)
Transaction, PubCo. Expenses and Stock-based compensation	3,279,795	—	—	3,279,795
EBITDA	$(6,771,741)	$—	$—	$(6,771,741)

[1]	The OpenReel acquisition occurred on December 18, 2024 and therefore is presented at $0 for comparative purposes. The Vidello acquisition occurred on January 31, 2025 (refer to Note 4) and therefore is presented at $0 for comparative purposes.

[2]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo. expenses, the SEPA commitment fee expense and deferred fee expense, the GEM warrant expense, and the GEM commitment fee expense.

A reconciliation between EBITDA by reportable segment to consolidated net loss before income taxes for the three months ended June 30, 2025, and 2024, is as follows:

	June 30, 2025	June 30, 2024
EBITDA by segment
Banzai Operating Co.	$(5,515,911)	(3,371,045)
OpenReel	693,883	—
Vidello	416,960	—
Total	(4,405,068)	(3,371,045)

Reconciliation to loss before income taxes:
Changes in fair value of financial instruments	223,503	(350,000)
Interest expense	—	396,019
Interest expense – related party	536,639	385,474
Gain (loss) on extinguishment of liabilities, net	(145,221)	—
Loss on debt issuance	169,200	—
Loss on Private Placement Issuance	1,190,000	—
GEM settlement fee expense	—	—
Loss on Yorkville SEPA advances	362,613	—
Yorkville prepayment premium expense	—	80,760
Loss on Yorkville SEPA advances	—	—
Depreciation and amortization	300,546	1,261
Other income, net	1,335,377	64,145
Loss before income taxes	$(8,377,725)	$(3,948,704)

A reconciliation between EBITDA by reportable segment to consolidated net loss before income taxes for the six months ended June 30, 2025, and 2024, is as follows:

	June 30, 2025	June 30, 2024
EBITDA by segment
Banzai Operating Co.	$(10,807,051)	$(6,771,741)
OpenReel	1,090,820	—
Vidello	651,159	—
Total	(9,065,072)	(6,771,741)

Reconciliation to loss before income taxes:
Changes in fair value of financial instruments	568,095	(329,000)
Interest income	(2)	(10)
Interest expense	—	847,418
Interest expense – related party	895,020	962,987
Gain (loss) on extinguishment of liabilities, net	(2,718,732)	(527,980)
Loss on debt issuance	443,000	171,000
Loss on Private Placement Issuance	1,190,000	—
GEM settlement fee expense	—	200,000
Loss on Yorkville SEPA advances	747,137	—
Yorkville prepayment premium expense	—	80,760
Depreciation and amortization	547,237	2,825
Other income, net	1,210,846	60,027
Loss before income taxes	$(11,947,673)	$(8,239,768)

Disaggregation of Revenue

The following table presents the Company’s percentage of revenue generated by SaaS product for the three months ended June 30, 2025, and 2024:

	Three Months Ended June 30,	Three Months Ended June 30,	Six Months Ended June 30,	Six Months Ended June 30,
Revenue %	2025	2024	2025	2024
Reach	2.7%	3.4%	1.7%	2.0%
Demio	32.4%	96.1%	27.0%	97.4%
OpenReel	42.5%	0.0%	35.8%	0.0%
Vidello	22.4%	0.0%	35.5%	0.0%
Other	0.0%	0.5%	0.0%	0.6%
Total	100.0%	100.0%	100.0%	100.0%

For disaggregation of revenue by geographic area, refer to Note 6.

21. Segment Reporting

The Company has two reportable operating segments, Banzai Operating Co., Inc and Banzai Reel Acquisition Inc. (OpenReel). The Company’s segments deliver SaaS tools that leverage data, analytics, and AI to provide marketing and sales solutions for business of all sizes.

Our Chief Executive Officer who serves as the Company’s chief operating decision maker (“CODM”), primarily uses segment revenue, gross profit, and adjusted EBITDA to allocate resources and assess performance. Segment revenue and gross profit are determined on the same basis as consolidated revenue and consolidated gross profit as shown in the Company’s consolidated statements of operations. Segment adjusted EBITDA is defined as revenue less the following expenses associated with each segment: cost of revenue, people, marketing and advertising, technology, and other segment expenses. Segment adjusted EBITDA excludes certain non-cash items or items that management does not consider reflective of ongoing core operations. Currently, the CODM does not review assets in evaluating the results of the operating segments, and therefore, such information is not presented.

The table below presents information about reported segments for the year ending December 31, 2024:

2024
	Banzai Operating	OpenReel	Total Consolidated
Revenue	$4,305,429	$222,450	$4,527,879
Cost of revenue	1,407,564	14,978	1,422,542
Gross profit	2,897,865	207,472	3,105,337

Expenses
People	6,209,488	17,642	6,227,130
Marketing and advertising	1,587,085	5,020	1,592,105
Technology	861,775	112,429	974,204
Other segment expenses1	811,519	6,856	818,375
Total expenses	9,469,867	141,947	9,611,814
Adjusted EBITDA	(6,572,002)	65,525	(6,506,477)
Transaction, PubCo. Expenses and Stock-based compensation	6,912,309	—	6,912,309
EBITDA	$(13,484,311)	$65,525	$(13,418,786)

[1]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo. expenses, insurance expenses, and expenses related to licenses.

The table below presents information about reported segments for the year ending December 31, 2023:

2023
	Banzai Operating	OpenReel1	Total Consolidated
Revenue	$4,561,300	$—	$4,561,300
Cost of revenue	1,444,618	—	1,444,618
Gross profit	3,116,682	—	3,116,682

Expenses
People	5,809,973	—	5,809,973
Marketing and advertising	941,737	—	941,737
Technology	628,998	—	628,998
Other segment expenses2	7,679,506	—	7,679,506
Total expenses	15,060,214	—	15,060,214
Adjusted EBITDA	(11,943,532)	—	(11,943,532)
Transaction, PubCo. Expenses and Stock-based compensation	6,118,859	—	6,118,859
EBITDA	$(18,062,391)	$—	$(18,062,391)

[1]	The OpenReel acquisition occurred on December 18, 2024 (refer to Note 5) and therefore is presented at $0 for comparative purposes.

[2]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo. expenses, SEPA commitment fee and deferred fee expense, GEM warrant expense, and GEM commitment fee expense.

A reconciliation between reportable segment adjusted EBITDA to consolidated net loss before income taxes for the years ended December 31, 2024, and 2023, is as follows:

	December 31, 2024	December 31, 2023
EBITDA by segment
Banzai Operating Co.	$(13,484,311)	$(18,062,391)
OpenReel	65,525	—
Total	(13,418,786)	(18,062,391)

Reconciliation to loss before income taxes:
Changes in fair value of financial instruments	(478,288)	(9,154,141)
Interest income	(10)	(813)
Interest expense	—	1,068,447
Interest expense – related party	3,047,101	4,486,027
Gain (loss) on extinguishment of liabilities, net	390,801	—
Loss on conversion of liabilities	11,338,284	—
Loss on debt issuance	653,208	—
GEM settlement fee expense	200,000	—
Yorkville prepayment premium expense	80,760	—
Goodwill impairment	2,725,460	—
Depreciation and amortization	24,179	7,160
Other	113,108	(62,809)
Loss before income taxes	$(31,513,389)	$(14,406,262)

Disaggregation of Revenue

The following table presents the Company’s revenue generated by SaaS product for the years ended December 31, 2024, and 2023:

	Year Ended December 31,	Year Ended December 31,
Revenue %	2024	2023
Reach	3.8%	4.5%
Demio	91.0%	94.9%
Other1	5.2%	0.6%
Total	100.0%	100.0%

[1]	Other includes Boost sales for the years ended December 31, 2024, and 2023 and OpenReel product sales from acquisition date (refer to Note 5) to December 31, 2024.

For disaggregation of revenue by geographic area, refer to Note 7.